Significant events - Samarco dam failure (Tables) - Samarco dam failure [member]	6 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Financial Impacts of Samarco Dam Failure

The financial impacts of the Samarco dam failure on the Group’s income statement, balance sheet and cash flow statement for the half year ended 31 December 2018 are shown below and have been treated as an exceptional item.

Financial impacts of Samarco dam failure	Half year ended 31 Dec 2018 US$M	Half year ended 31 Dec 2017 US$M	Year ended 30 June 2018 US$M
Income statement
Expenses excluding net finance costs:
Costs incurred directly by BHP Billiton Brasil and other BHP entities in relation to the Samarco dam failure(1)	(33)	(29)	(57)
Loss from equity accounted investments, related impairments and expenses:
Share of loss relating to the Samarco dam failure(2)	(47)	(50)	(80)
Samarco dam failure provision(3)	(70)	(87)	(429)

Loss from operations	(150)	(166)	(566)
Net finance costs(4)	(60)	(44)	(84)

Loss before taxation	(210)	(210)	(650)
Income tax benefit	–	–	–

Loss after taxation	(210)	(210)	(650)

Balance sheet movement
Trade and other payables	2	(2)	4
Provisions	38	25	(228)

Net assets/(liabilities)	40	23	(224)

	Half year ended 31 Dec 2018 US$M		Half year ended 31 Dec 2017 US$M		Year ended 30 June 2018 US$M
Cash flow statement
Loss before taxation		(210)		(210)		(650)
Adjustments for:
Share of loss relating to the Samarco dam failure(2)	47		50		80
Samarco dam failure provision(3)	70		87		429
Net finance costs(4)	60		44		84
Changes in assets and liabilities:
Trade and other payables	(2)		2		(4)

Net operating cash flows		(35)		(27)		(61)

Net investment and funding of equity accounted investments(5)		(215)		(206)		(365)

Net investing cash flows		(215)		(206)		(365)

Net decrease in cash and cash equivalents		(250)		(233)		(426)

(1)	Includes legal and advisor costs incurred.
(2)	Loss from working capital funding provided during the period.
(3)	US$(76) million change in estimate and US$6 million exchange translation.
(4)	Amortisation of discounting of provision.
(5)

Includes US$(47) million funding provided during the period and US$(168) million utilisation of the Samarco dam failure provision, of which US$(164) million allowed for the continuation of reparatory and compensatory programs in relation to the Framework Agreement and a further US$(4) million for dam stabilisation and expert costs.

Summary of Provisions

Provision for Samarco dam failure

		31 Dec 2018 US$M		30 June 2018 US$M
At the beginning of the reporting period		1,285		1,057
Movement in provision		(38)		228
Comprising:
Utilised	(168)		(285)
Adjustments charged to the income statement:
Change in estimate	76		560
Amortisation of discounting impacting net finance costs	60		84
Exchange translation	(6)		(131)

At the end of the reporting period		1,247		1,285

Comprising:
Current		308		313
Non-current		939		972

At the end of the reporting period		1,247		1,285